Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,792,846	$ 4,093,579
Prepaid expenses and other current assets	1,256,501	64,127
Grant receivable	915,404	0
Total current assets	9,964,751	4,157,706
Other assets	7,770	0
Total assets	9,972,521	4,157,706
Accounts payable	662,471	97,302
Accrued expenses and other current liabilities	1,933,276	644,252
Convertible Notes	0	12,414,000
Total liabilities	2,595,747	13,155,554
Convertible preferred stock:
Convertible preferred stock	0	24,287,211
Stockholders’ Equity (Deficit):
Common stock, $0.001 par value: 1,000,000,000 shares authorized, 5,674,354 and 518,140 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively	5,674	518
Additional paid-in capital	61,811,889	18,983,339
Accumulated deficit	(54,440,789)	(52,268,916)
Total stockholders' equity (deficit)	7,376,774	(33,285,059)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	9,972,521	4,157,706
Series Preferred Stock [Member]
Convertible preferred stock:
Convertible preferred stock	0	0
Series A-1 Preferred Stock [Member]
Convertible preferred stock:
Convertible preferred stock	0	246,849
Series A-2 Preferred Stock [Member]
Convertible preferred stock:
Convertible preferred stock	0	4,173,267
Series B Preferred Stock [Member]
Convertible preferred stock:
Convertible preferred stock	$ 0	$ 19,867,095